Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)
January 31, 2025
The Equity Specialists

DAVIS GLOBAL FUND
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (99.15%)
COMMUNICATION SERVICES – (13.03%)
Media & Entertainment – (13.03%)
Alphabet Inc., Class C	115,550	$23,757,080
ASAC II L.P. *(a)(b)(c)	35,352	33,736
IAC Inc. *	128,530	5,440,675
Meta Platforms, Inc., Class A	74,090	51,061,346
NetEase, Inc., ADR (China)	148,670	15,290,710
Sea Limited, Class A, ADR (Singapore) *	108,660	13,233,701
Total Communication Services		108,817,248
CONSUMER DISCRETIONARY – (26.64%)
Consumer Discretionary Distribution & Retail – (9.29%)
Amazon.com, Inc. *	99,000	23,530,320
Coupang, Inc., Class A (South Korea) *	343,390	8,073,099
Naspers Ltd. - N (South Africa)	48,671	10,261,315
Prosus N.V., Class N (Netherlands)	935,427	35,730,999
		77,595,733
Consumer Durables & Apparel – (0.53%)
FILA Holdings Corp. (South Korea)	163,560	4,403,691
Consumer Services – (16.82%)
Delivery Hero SE (Germany) *	397,580	10,275,108
Entain plc (United Kingdom)	1,373,388	11,924,997
Meituan, Class B (China) *	2,253,199	42,884,126
MGM Resorts International *	882,660	30,434,117
Restaurant Brands International Inc. (Canada)	133,500	8,215,590
Trip.com Group Ltd., ADR (China) *	524,880	36,830,829
		140,564,767
Total Consumer Discretionary		222,564,191
CONSUMER STAPLES – (0.84%)
Food, Beverage & Tobacco – (0.84%)
Tyson Foods, Inc., Class A	123,940	7,001,371
Total Consumer Staples		7,001,371
ENERGY – (2.93%)
Tourmaline Oil Corp. (Canada)	538,320	24,524,146
Total Energy		24,524,146
FINANCIALS – (27.79%)
Banks – (4.26%)
Danske Bank A/S (Denmark)	980,529	29,276,226
Metro Bank Holdings PLC (United Kingdom) *	5,001,040	6,311,824
		35,588,050
Financial Services – (12.77%)
Capital Markets – (4.35%)
Julius Baer Group Ltd. (Switzerland)	501,134	35,211,837
Noah Holdings Ltd., Class A, ADS (China)	104,632	1,107,006
		36,318,843
Consumer Finance – (5.94%)
Capital One Financial Corp.	243,500	49,603,385
Financial Services – (2.48%)
Berkshire Hathaway Inc., Class B *	44,180	20,705,841
		106,628,069
Insurance – (10.76%)
Life & Health Insurance – (6.89%)
AIA Group Ltd. (Hong Kong)	1,737,980	12,218,250
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	8,051,340	45,334,544
		57,552,794
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (3.87%)
Markel Group Inc. *	17,690	$32,351,118
		89,903,912
Total Financials		232,120,031
HEALTH CARE – (13.72%)
Health Care Equipment & Services – (10.44%)
Cigna Group	31,910	9,388,241
CVS Health Corp.	404,090	22,823,003
Humana Inc.	73,800	21,640,374
Quest Diagnostics Inc.	61,860	10,089,366
Solventum Corp. *	313,450	23,214,107
		87,155,091
Pharmaceuticals, Biotechnology & Life Sciences – (3.28%)
Viatris Inc.	2,431,310	27,425,177
Total Health Care		114,580,268
INDUSTRIALS – (6.18%)
Capital Goods – (0.91%)
AGCO Corp.	72,530	7,574,308
Transportation – (5.27%)
DiDi Global Inc., Class A, ADS (China) *	6,396,968	29,745,901
Full Truck Alliance Co. Ltd., Class A, ADR (China)	1,270,700	14,308,082
		44,053,983
Total Industrials		51,628,291
INFORMATION TECHNOLOGY – (5.03%)
Semiconductors & Semiconductor Equipment – (1.17%)
Applied Materials, Inc.	53,990	9,737,097
Software & Services – (0.33%)
Clear Secure, Inc., Class A	117,670	2,785,249
Technology Hardware & Equipment – (3.53%)
Samsung Electronics Co., Ltd. (South Korea)	825,940	29,497,389
Total Information Technology		42,019,735
MATERIALS – (1.81%)
Teck Resources Ltd., Class B (Canada)	369,320	15,097,802
Total Materials		15,097,802
REAL ESTATE – (1.18%)
Real Estate Management & Development – (1.18%)
KE Holdings Inc., Class A, ADR (China)	565,890	9,863,463
Total Real Estate		9,863,463
TOTAL COMMON STOCK – (Identified cost $610,366,835)		828,216,546

DAVIS GLOBAL FUND
Schedule of Investments - (Continued)
January 31, 2025 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (0.65%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.33%, 02/03/25 (d)	$1,357,000	$1,357,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.33%, 02/03/25 (e)	4,099,000	4,099,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,456,000)		5,456,000
Total Investments – (99.80%) – (Identified cost $615,822,835)		833,672,546
Other Assets Less Liabilities – (0.20%)		1,677,108
Net Assets – (100.00%)		$835,349,654

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $33,736 or 0.004% of the Fund's net assets as of January 31, 2025.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 01/31/25, repurchase value of $1,357,490 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 4.50%, 08/01/35-09/01/60, total fair value $1,384,140).
(e)
Dated 01/31/25, repurchase value of $4,100,479 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.455%, 04/01/26-08/20/74, total fair value $4,180,980).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS INTERNATIONAL FUND
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (99.88%)
COMMUNICATION SERVICES – (4.97%)
Media & Entertainment – (4.97%)
NetEase, Inc., ADR (China)	28,340	$2,914,769
Sea Limited, Class A, ADR (Singapore) *	40,630	4,948,328
Total Communication Services		7,863,097
CONSUMER DISCRETIONARY – (35.78%)
Consumer Discretionary Distribution & Retail – (12.57%)
Coupang, Inc., Class A (South Korea) *	97,600	2,294,576
JD.com, Inc., Class A, ADR (China)	45,340	1,846,245
Naspers Ltd. - N (South Africa)	36,120	7,615,185
Prosus N.V., Class N (Netherlands)	212,560	8,119,267
		19,875,273
Consumer Durables & Apparel – (2.37%)
FILA Holdings Corp. (South Korea)	139,570	3,757,785
Consumer Services – (20.84%)
Delivery Hero SE (Germany) *	88,320	2,282,553
Entain plc (United Kingdom)	662,011	5,748,178
Meituan, Class B (China) *	654,241	12,451,876
Restaurant Brands International Inc. (Canada)	51,400	3,163,156
Trip.com Group Ltd., ADR (China) *	132,750	9,315,067
		32,960,830
Total Consumer Discretionary		56,593,888
ENERGY – (3.92%)
Tourmaline Oil Corp. (Canada)	136,130	6,201,649
Total Energy		6,201,649
FINANCIALS – (30.05%)
Banks – (11.76%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	73,810	2,708,089
Danske Bank A/S (Denmark)	377,050	11,257,802
DBS Group Holdings Ltd. (Singapore)	70,981	2,323,344
Metro Bank Holdings PLC (United Kingdom) *	1,835,042	2,316,011
		18,605,246
Financial Services – (7.74%)
Capital Markets – (7.74%)
Julius Baer Group Ltd. (Switzerland)	141,590	9,948,724
Noah Holdings Ltd., Class A, ADS (China)	216,940	2,295,225
		12,243,949
Insurance – (10.55%)
Life & Health Insurance – (10.55%)
AIA Group Ltd. (Hong Kong)	1,008,500	7,089,900
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,703,590	9,592,376
		16,682,276
Total Financials		47,531,471
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (9.94%)
Capital Goods – (2.87%)
ITOCHU Corp. (Japan)	98,500	$4,535,339
Transportation – (7.07%)
DiDi Global Inc., Class A, ADS (China) *	1,614,246	7,506,244
Full Truck Alliance Co. Ltd., Class A, ADR (China)	326,410	3,675,376
		11,181,620
Total Industrials		15,716,959
INFORMATION TECHNOLOGY – (6.91%)
Semiconductors & Semiconductor Equipment – (2.58%)
Tokyo Electron Ltd. (Japan)	24,210	4,083,836
Technology Hardware & Equipment – (4.33%)
Samsung Electronics Co., Ltd. (South Korea)	191,810	6,850,249
Total Information Technology		10,934,085
MATERIALS – (4.82%)
Teck Resources Ltd., Class B (Canada)	125,860	5,145,157
Vale S.A., ADR (Brazil)	266,390	2,474,763
Total Materials		7,619,920
REAL ESTATE – (3.49%)
Real Estate Management & Development – (3.49%)
KE Holdings Inc., Class A, ADR (China)	316,320	5,513,458
Total Real Estate		5,513,458
TOTAL COMMON STOCK – (Identified cost $137,715,420)		157,974,527
Total Investments – (99.88%) – (Identified cost $137,715,420)		157,974,527
Other Assets Less Liabilities – (0.12%)		192,651
Net Assets – (100.00%)		$158,167,178

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments
January 31, 2025 (Unaudited)

Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments - (Continued)
January 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of January 31, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global Fund	Davis International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$108,783,512	$7,863,097
Consumer Discretionary	107,083,955	16,619,044
Consumer Staples	7,001,371	–
Energy	24,524,146	6,201,649
Financials	103,767,350	5,003,314
Health Care	114,580,268	–
Industrials	51,628,291	11,181,620
Information Technology	12,522,346	–
Materials	15,097,802	7,619,920
Real Estate	9,863,463	5,513,458
Total Level 1	554,852,504	60,002,102
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	115,480,236	39,974,844
Financials	128,352,681	42,528,157
Industrials	–	4,535,339
Information Technology	29,497,389	10,934,085
Short-Term Investments	5,456,000	–
Total Level 2	278,786,306	97,972,425
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	33,736	–
Total Level 3	33,736	–
Total Investments	$833,672,546	$157,974,527

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended January 31, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2025 was $233 for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at November 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2025
Davis Global Fund
Investments in Securities:
Common Stock	$33,503	$–	$–	$233	$–	$–	$–	$33,736
Total Level 3	$33,503	$–	$–	$233	$–	$–	$–	$33,736

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments - (Continued)
January 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at January 31, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$33,736	Income Approach / Discounted Cash Flow	Annualized Yield	5.188%	Decrease
Total Level 3	$33,736
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At January 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global Fund	Davis International Fund
Cost	$628,357,652	$143,145,845

Unrealized appreciation	257,921,745	33,319,454
Unrealized depreciation	(52,606,851)	(18,490,772)
Net unrealized appreciation	$205,314,894	$14,828,682